OTHER OPERATING INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER OPERATING INCOME
Government subsidies	$ 29.2	$ 23.9	$ 4.2
Loss on sale of property, plant and equipment	(0.5)
Gain on sale of property, plant and equipment		0.7	0.5
Legal settlements received	1.9	2.1	0.7
Other	5.4	4.6	5.8
Total	$ 36.1	$ 31.3	$ 11.2